Commitments and Contingencies (Details) $ in Thousands		6 Months Ended
	Apr. 01, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Feb. 28, 2019 USD ($)
Property Plant And Equipment [Line Items]
Payments To Third Party	$ 3,000	$ 3,000	$ 0
One Containership | Option to purchase
Property Plant And Equipment [Line Items]
Vessel year built		2011
Vessel capacity in TEU		10,000
Vessel type		Containership
Contractual obligation				$ 52,500